SCHEDULE OF FAIR VALUE ON FINANCIAL LIABILITIES (Details)	Jan. 31, 2023 USD ($)
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial liabilities, fair values	$ 73,162
2023 Series Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial liabilities, fair values	$ 73,162